Operating Segments - Summary of Geographical Segments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of geographical areas [Line Items]
Revenue		$ 978,336	$ 782,524	$ 593,036
Non-Current Assets*	[1]	642,694	661,437
India [Member]
Disclosure of geographical areas [Line Items]
Revenue		922,616	739,652	564,284
Non-Current Assets*	[1]	636,989	656,154
United States [Member]
Disclosure of geographical areas [Line Items]
Revenue		444	324	195
Non-Current Assets*	[1]	143	221
South East Asia [Member]
Disclosure of geographical areas [Line Items]
Revenue		16,753	14,210	11,201
Non-Current Assets*	[1]	4,683	4,325
Europe [Member]
Disclosure of geographical areas [Line Items]
Revenue		3,359	3,374	1,337
All Other Countries [Member]
Disclosure of geographical areas [Line Items]
Revenue		35,164	24,964	$ 16,019
Non-Current Assets*	[1]	$ 879	$ 737

[1]	Non-current assets presented above represent property, plant and equipment, intangible assets and goodwill, non-current tax assets and other non-current assets (excluding financial assets).